POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JULY 6, 2010 TO THE PROSPECTUS
DATED AUGUST 31, 2009 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
(the "Funds")

The fourth through eighth paragraphs of the section titled "Management of the Funds" are hereby deleted and replaced with the following:

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of the Funds. In this capacity, Mr. Hubbard oversees a team of portfolio managers (with Mr. Hubbard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Mr. Hubbard receives management assistance from Philip Fang, Michael Jeanette and Jeffrey W. Kernagis. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Portfolio Managers

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

Philip Fang is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of PowerShares Financial Preferred Portfolio since July 2010. Mr. Fang has served as portfolio manager of other PowerShares Funds since 2007. Prior to joining the Adviser in 2007, Mr. Fang was a portfolio manager and Executive Vice President at Lord Abbett & Co. from 1992 to 2007.

Michael Jeanette is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund except PowerShares Financial Preferred Portfolio since

August 2008. Mr. Jeanette has served as portfolio manager of other PowerShares Funds since 2007. Prior to joining the Adviser in 2007, Mr. Jeanette was a trust advisor and GM of Chicago based Richard Lamb, LLC from 1998 to 2007.

Jeffrey W. Kernagis is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the PowerShares Financial Preferred Portfolio since September 2007. Mr. Kernagis has served as portfolio manager for other PowerShares Funds since 2007. Prior to joining the Adviser in 2007, Mr. Kernagis was a Portfolio Manager at Claymore Securities, Inc. from October 2005 to September 2007. Prior to that, Mr. Kernagis was a Senior Trader at Mid-States Corporate Federal Credit Union from January 2004 to October 2005 and a Vice President of Institutional Futures Sales at ABN Amro, Inc. from March 1994 to February 2003.

P-PS-PRO-STK-1 7/6/10

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JULY 6, 2010 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2009 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Buyback AchieversTM Portfolio
PowerShares CleantechTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Healthcare Services Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Dynamic Utilities Portfolio
PowerShares Financial Preferred Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio
PowerShares Zacks Small Cap Portfolio
(the "Funds")

The first through tenth paragraphs of the section titled "Management—Portfolio Managers" are hereby deleted and replaced with the following:

Portfolio Managers. The Adviser uses a team of portfolio managers (the "Portfolio Managers"), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's resources. Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees the team of the Portfolio Managers responsible for the day-to-day management of the Funds. Mr. Hubbard receives management assistance from Joshua Betts, Philip Fang, Michael Jeanette, Jeffrey W. Kernagis, Brian McGreal and Travis Trampe.

As of May 31, 2010, in addition to 62 Funds of the Trust, Mr. Hubbard managed 45 portfolios of exchange-traded funds in the Fund Family with a total of approximately $14.2 billion in assets, no other pooled investment vehicles and 19 exchange-traded funds traded in Europe with approximately $968 million in assets.

As of May 31, 2010, in addition to six Funds of the Trust, Mr. Betts managed 31 portfolios of exchange-traded funds in the Fund Family with a total of approximately $3.6 billion in assets, no other pooled investment vehicles and 18 exchange-traded funds traded in Europe with approximately $893 million in assets.

As of May 31, 2010, in addition to one Fund of the Trust, Mr. Fang managed 10 portfolios of exchange-traded funds in the Fund Family with a total of approximately $5.2 billion in assets, no other pooled investment vehicles and one exchange-traded fund traded in Europe with approximately $74 million in assets.

As of May 31, 2010, in addition to 57 Funds of the Trust, Mr. Jeanette managed 13 portfolios of exchange-traded funds in the Fund Family with a total of approximately $6.7 billion in assets and no other pooled investment vehicles.

As of May 31, 2010, in addition to three Funds of the Trust, Mr. Kernagis managed 11 portfolios of exchange-traded funds in the Fund Family with a total of approximately $5.4 billion in assets, no other pooled investment vehicles and one exchange-traded fund traded in Europe with approximately $74 million in assets.

As of May 31, 2010, in addition to seven Funds of the Trust, Mr. McGreal managed 22 portfolios of exchange-traded funds in the Fund Family with a total of approximately $4.1 billion in assets, no other pooled investment vehicles and 18 exchange-traded funds traded in Europe with approximately $893 million in assets.

As of May 31, 2010, in addition to two Funds of the Trust, Mr. Trampe managed 22 portfolios of exchange-traded funds in the Fund Family with a total of approximately $2.2 billion in assets, no other pooled investment vehicles and 18 exchange-traded funds traded in Europe with a total of approximately $893 million in assets.

Although the Funds that are managed by the Portfolio Managers may have different investment strategies, each has a portfolio objective of replicating its Underlying Index or Underlying Intellidex. The Adviser does not believe that management of the different Funds presents a material conflict of interest for the portfolio manager or the Adviser.

The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Committee. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers. As of May 31, 2010, Messrs. Hubbard, Fang, Jeanette, McGreal and Trampe did not own any securities of the Funds.

P-PS-SOAI-STK-1 7/6/10

Please Retain This Supplement For Future Reference.